Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 7,565,818		$ 6,365,319	₩ 9,990,983
Financial assets at fair value through profit or loss ("FVTPL")	13,497,234		11,355,573	14,762,941
Financial assets at fair value through other comprehensive income("FVTOCI")	39,119,789		32,912,493	30,028,929
Securities at amortized cost	17,086,274		14,375,125	17,020,839
Loans and other financial assets at amortized cost	361,932,872	[1]	304,503,510	320,106,078	[1]
Investments in joint ventures and associates	1,335,167		1,123,311	993,291
Investment properties	389,495		327,692	387,464
Premises and equipment	3,174,720		2,670,974	3,287,198
Intangible assets	785,386		660,766	792,077
Assets held for sale	26,327		22,150	60,002
Net defined benefit asset	21,346		17,959	5,658
Current tax assets	22,598		19,012	75,655
Deferred tax assets	31,131		26,191	46,088
Derivative assets (Designated for hedging)	106,764		89,823	174,820
Other assets	2,088,950		1,757,488	1,348,994
Total assets	447,183,871		376,227,386	399,081,017
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	4,873,458		4,100,167	6,813,822
Deposits due to customers	317,899,871		267,457,405	291,477,279
Borrowings	24,755,459		20,827,410	20,745,466
Debentures	44,653,864		37,568,454	37,479,358
Provisions	576,134		484,716	501,643
Net defined benefit liability	47,986		40,372	52,237
Current tax liabilities	584,491		491,747	370,718
Deferred tax liabilities	169,842		142,892	160,250
Derivative liabilities (Designated for hedging)	27,584		23,207	64,769
Other financial liabilities	24,233,226		20,388,041	14,215,817
Other liabilities	556,853		468,495	473,813
Total liabilities	418,378,768		351,992,906	372,355,172
EQUITY [Abstract]
Owners' equity	25,796,927		21,703,624	23,053,608
Capital stock	3,640,303		3,062,681	3,611,338
Hybrid securities	2,294,381		1,930,322	1,895,366
Capital surplus	682,385		574,108	626,111
Other equity	(2,167,614)		(1,823,669)	(2,347,472)
Retained earnings	21,347,472	[2],[3]	17,960,182	19,268,265	[2],[3]
Non-controlling interests	3,008,176	[4]	2,530,856	3,672,237	[4]
Total equity	28,805,103		24,234,480	26,725,845
Total liabilities and equity	₩ 447,183,871		$ 376,227,386	₩ 399,081,017

[1]	Cash and cash equivalents are not included.
[2]	The earned surplus reserve in retained earnings amounted to 62,830 million Won and 122,370 million Won as of December 31, 2020 and 2021 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,547,547 million Won and 2,568,367 million Won and as of December 31, 2020 and 2021, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 3,105,070 million Won and 2,555,166 million Won as of December 31, 2020 and 2021, respectively, are recognized as non-controlling interests. 162,362 million Won and 144,923 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2020 and 2021, respectively.